As filed on December 4, 1996
                           Reg. No. 333-13239
                  U.S. SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Pre-Effective Amendment No.___

Post-Effective Amendment No._2_


___________________________HARDING, LOEVNER FUNDS, INC.______________________
             		(Exact Name of Registrant as Specified in Charter)

_______________600 Fifth Avenue, 26th Floor New York, New York 10020_________
            		(Address of Principal Executive Offices) (Zip Code)


______________________________(212) 332-5210_________________________________
      		(Registrant's Telephone Number, Including Area Code)


                           				William E. Vastardis, Treasurer
                           				Harding, Loevner Funds, Inc.
                           				600 Fifth Avenue, 26th Floor
                           				New York, New York 10020

_____________________________________________________________________________
           		(Name and Address of Agent for Service of Process)


           		Copies to:     Eric P. Nachimovsky
                            AMT Capital Services, Inc.
                            600 Fifth Avenue, 26th Floor
                            New York NY 10020

                            William Goodwin, Esq.
                            Dechert Price & Rhoads
                            477 Madison Avenue
                            New York, New York 10020

_____________________________________________________________________________

                   Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.
_____________________________________________________________________________

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940; accordingly no fee is payable herewith.





                     PART C. OTHER INFORMATION


Item 15.	Indemnification

        	The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and
         (i) of the Investment Company Act of 1940.

Item 16.	Exhibits

         (1) Articles of Incorporation, dated July 31, 1996 (previously filed as Exhibit (1) to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (2) By-laws (previously filed as Exhibit (2) to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (3) Not Applicable.
         (4) Form of Agreement and Plan of Exchange (previously filed as
         Exhibit (4) to the Registrant's Registration Statement on Form N-14, filed on October 1, 1996, File No. Reg. No. 333-13239).
         (5) Not Applicable.
         (6) Investment Advisory Agreement between the Registrant and Harding, Loevner Management, L.P. (previously filed as Exhibit (5)(b) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (7) Distribution Agreement between the Registrant and AMT Capital Services, Inc. (previously filed as Exhibit (6)(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (8) Not Applicable.
         (9) Form of Custodian Agreement between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (9) to the Registrant's Registration Statement on Form N-14, filed on October 1, 1996, File No. Reg. No. 333-13239).
         (10)  Not Applicable.
         (11) Opinion and Consent of Dechert Price & Rhoads (previously filed as Exhibit (10) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (12) Opinion of Dechert Price & Rhoads regarding certain tax matters and consequences to shareholders (Filed herewith).
         (13)(a) Form of Transfer Agency and Service Agreement between the Registrant and Investors Bank & Trust Company (previously filed as Exhibit (13)(a) to the Registrant's Registration Statement on Form N-14, filed on October 1, 1996, File No. Reg. No. 333-13239).
         13(b) Administration Agreement between the Registrant and AMT Capital Services, Inc. (previously filed as Exhibit (9)(a) to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, File Nos. 333-09341, 811-07739) and incorporated herein by reference.
         (14) Consent of Ernst & Young LLP independent auditors for the GE Portfolio (previously filed as Exhibit (14) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14, filed on November 6, 1996, File No. 333-13239).
         (14)(a) Consent of Rothstein, Kass & Company, P.C. independent auditors for the HLM Global Equity Limited Partnership (previously filed as
         Exhibit 14(a) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-14, filed on November 6, 1996,
         File No. 333-13239).
         (15) There are no financial statements omitted pursuant to Item
         14(a)(1).
         (16) Not applicable.

Item 17.	Undertakings

        	The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including
         Section 17(h) and (i) of the Investment Company Act of 1940. In this regard, the Registrant undertakes to abide by the provisions of Investment Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

        	Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.





                                  SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Somerville and State of New Jersey on the 3rd day of December, 1996.


                               							HARDING, LOEVNER FUNDS, INC.

							                               By: /s/ David R. Loevner
                                  							     David R. Loevner, President
			                                  				     (Principal Executive, Financial
                                               and Accounting Officer)

    Pursuant to the requirements of the Securities Act of 1933, this Registration Statement had been signed below by the following persons in the capacities and on December 4, 1996.

Signature                           Title
/s/ David R. Loevner                Director and President (Principal Executive,
David R. Loevner                    Financial and Accounting Officer)

/s/ William E. Vastardis
William E. Vastardis                Secretary and Treasurer

/s/           *
Jane A. Freeman                     Director

/s/           *

Carl W. Schafer                     Director

/s/           *
James C. Brady III                  Director

 * Attorney-in-Fact /s/William E. Vastardis








                     INDEX TO EXHIBITS INCLUDED IN PART C

Exhibit 14 	   Opinion of Dechert Price & Rhoads regarding certain tax matters and consequences to shareholders.